Related Party Transactions - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Sales, net	$ 274,220	$ 321,443	$ 1,308,859	$ 1,339,378	$ 1,322,497
Related Party
Related Party Transaction [Line Items]
Sales, net	$ 476	$ 4,845	$ 15,423	$ 17,502	$ 15,767